TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 664,045	R$ 465,549
Tax credits
Estimates of realization of non-current tax credits
Tax credits - non-current	664,045	465,549
Tax credits | 2021
Estimates of realization of non-current tax credits
Tax credits - non-current		190,773
Tax credits | 2022
Estimates of realization of non-current tax credits
Tax credits - non-current	584,145	106,271
Tax credits | 2023
Estimates of realization of non-current tax credits
Tax credits - non-current	22,433	83,371
Tax credits | 2024
Estimates of realization of non-current tax credits
Tax credits - non-current	8,054	65,000
Tax credits | 2025 and after
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 49,413	R$ 20,134